Business acquisitions and disposition (Tables)	6 Months Ended
Jun. 30, 2024
Business Combinations [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2024
Cash consideration paid	429
Total cost to be allocated	429
Trade and other receivables	39
Other non-cash working capital	7
Assets held for sale	12
Property, plant and equipment	162
Finite-life intangible assets	62
Other non-current assets	16
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(9)
Long-term debt	(86)
Deferred tax liabilities	(75)
Other non-current liabilities	(7)
88
Cash and cash equivalents	11
Fair value of net assets acquired	99
Goodwill (1)	330
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Media group of cash-generating units (CGUs).